Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Net income	$ 10,536	$ 11,356	$ 21,903	$ 24,530
Other comprehensive income, net of tax
Foreign currency translation adjustments	6	(19)	35	(19)
Total Comprehensive Income, net of tax	10,542	11,337	21,938	24,511
Comprehensive income attributable to non-controlling interest
Comprehensive income attributable to shareholders	$ 10,542	$ 11,337	$ 21,938	$ 24,511